Inventories - Schedule of inventories (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Raw materials	€ 35,379	€ 86,452
Work in progress	38,094	114,218
Finished goods	12,968	11,783
Purchased goods (third party products)	3,626	3,518
GROSS AMOUNT OF INVENTORIES BEFORE WRITE-DOWN	90,067	215,970
Less: write-down provision	(45,601)	(180,866)
INVENTORIES	€ 44,466	€ 35,104